________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust






                               SEMI-ANNUAL REPORT
                                   (Unaudited)


                     FOR THE PERIOD ENDED NOVEMBER 30, 2002




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 62.30%

      Apparel Manufacturing - 0.70%
        (a)Jones Apparel Group, Inc. ...........................................                     5,310                $  195,408
                                                                                                                          ----------

      Beverages - 8.33%
           The Coca-Cola Company ...............................................                    51,330                 2,342,701
                                                                                                                          ----------

      Building Materials - 0.51%
           Lowe's Companies, Inc. ..............................................                     3,030                   125,745
        (a)USG Corporation .....................................................                     2,400                    18,840
                                                                                                                          ----------
                                                                                                                             144,585
                                                                                                                          ----------
      Chemicals - 0.27%
           Great Lakes Chemical Corporation ....................................                     3,020                    75,802
                                                                                                                          ----------

      Commercial Services - 2.14%
           First American Corporation ..........................................                     7,770                   159,207
           H&R Block, Inc. .....................................................                     3,070                   117,673
           Moody's Corporation .................................................                     7,380                   324,868
                                                                                                                          ----------
                                                                                                                             601,748
                                                                                                                          ----------
      Computer Software & Services - 0.44%
           First Data Corporation ..............................................                     3,570                   123,665
                                                                                                                          ----------

      Cosmetics & Personal Care - 2.93%
           The Gillette Company ................................................                    27,180                   824,098
                                                                                                                          ----------

      Financial - Banks, Money Center - 2.03%
           Wells Fargo Company .................................................                    12,372                   571,710
                                                                                                                          ----------

      Financial Services - 5.25%
           American Express Company ............................................                    32,450                 1,263,279
           M&T Bank Corporation ................................................                     1,900                   153,292
           SunTrust Banks, Inc. ................................................                     1,000                    58,660
                                                                                                                          ----------
                                                                                                                           1,475,231
                                                                                                                          ----------
      Furniture & Home Appliances - 0.55%
           Ethan Allen Interiors Inc. ..........................................                     4,130                   154,255
                                                                                                                          ----------

      Insurance - Life & Health - 2.54%
           AFLAC, INCORPORATED .................................................                    10,460                   322,691
           Brown & Brown .......................................................                     6,930                   238,531
           Torchmark Corporation ...............................................                     4,140                   153,759
                                                                                                                          ----------
                                                                                                                             714,981
                                                                                                                          ----------






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 15.03%
           Ambac Financial Group, Inc. ...........................................                    6,580               $  411,316
           American International Group, Inc. ....................................                   14,350                  934,902
           American National Insurance Company ...................................                    1,300                  115,092
           Arthur J. Gallagher & Co. .............................................                   13,100                  369,027
           Loews Corporation .....................................................                    3,150                  127,512
           Odyssey Re Holdings Corporation .......................................                   13,000                  230,360
           PartnerRe Ltd. ........................................................                   10,155                  513,741
           RenaissanceRe Holdings Ltd. ...........................................                   25,478                1,038,229
           The Chubb Corporation .................................................                    7,000                  410,200
        (a)Willis Group Holdings Limited .........................................                    2,700                   74,547
                                                                                                                          ----------
                                                                                                                           4,224,926
                                                                                                                          ----------
      Insurance - Property & Casualty - 9.43%
           ACE Limited ...........................................................                    3,847                  131,183
           Everest Re Group, Ltd. ................................................                   10,515                  608,818
           Fidelity National Financial, Inc. .....................................                   10,637                  344,107
           The Progressive Corporation ...........................................                   13,460                  762,374
           Wesco Financial Corporation ...........................................                      386                  116,572
           White Mountains Insurance Group Ltd. ..................................                      600                  193,800
           XL Capital Ltd. .......................................................                    5,975                  494,371
                                                                                                                          ----------
                                                                                                                           2,651,225
                                                                                                                          ----------
      Metal Fabrication & Hardware - 0.08%
        (a)Mueller Industries, Inc. ..............................................                      790                   22,934
                                                                                                                          ----------

      Packaging & Containers - 0.07%
        (a)Sealed Air Corporation ................................................                      532                   20,115
                                                                                                                          ----------

      Publishing - Newspapers - 0.81%
           Gannett Co., Inc. .....................................................                      623                   44,389
           The Washington Post Company ...........................................                      253                  183,172
                                                                                                                          ----------
                                                                                                                             227,561
                                                                                                                          ----------
      Real Estate Investment Trusts - 0.54%
           HRPT Properties Trust .................................................                      575                    4,813
           Tanger Factory Outlet Centers, Inc. ...................................                    2,735                   80,628
           Town & Country Trust ..................................................                    3,156                   65,487
                                                                                                                          ----------
                                                                                                                             150,928
                                                                                                                          ----------
      Restaurants & Food Service - 0.59%
           Wendy's International, Inc. ...........................................                    2,900                   80,997
           Yum! Brands Restaurants, Inc. .........................................                    3,500                   83,685
                                                                                                                          ----------
                                                                                                                             164,682
                                                                                                                          ----------






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                         Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Specialty Line - 2.44%
           LA-Z-BOY Incorporated .........................................................                3,000           $   75,450
           The Sherwin-Williams Company ..................................................               13,270              382,574
           Zale Corporation ..............................................................                6,400              228,480
                                                                                                                          ----------
                                                                                                                             686,504
                                                                                                                          ----------
      Retirement / Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. ..................................................                    4                    6
                                                                                                                          ----------

      Textiles - 4.14%
        (a)Mohawk Industries, Inc. .......................................................               18,877            1,163,012
                                                                                                                          ----------

      Transportation - Miscellaneous - 0.40%
           GATX Corporation ..............................................................                4,642              112,011
                                                                                                                          ----------

      Utilities - Energy - 3.08%
           Duke Energy Corporation .......................................................                7,250              143,115
           Entergy Corporation ...........................................................                2,300              100,579
           FPL Group, Inc. ...............................................................                3,515              206,682
           Kinder Morgan, Inc. ...........................................................                8,100              332,505
           Progress Energy, Inc. .........................................................                2,000               84,000
                                                                                                                          ----------
                                                                                                                             866,881
                                                                                                                          ----------

           Total Common Stocks (Cost $16,932,509) .............................................................           17,514,969
                                                                                                                          ----------

INVESTMENT COMPANIES - 8.96%

      Evergreen Institutional Muni Money Market Class I Shares #496 ......................            1,259,389            1,259,389
      Evergreen Institutional Money Market Fund Class I Shares #495 ......................            1,259,389            1,259,389
                                                                                                                          ----------


           Total Investment Companies (Cost $2,518,778) .......................................................            2,518,778
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest          Maturity
                                                                  Principal            Rate              Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 27.02%

      United States Treasury Bill .............................. $4,000,000           0.000%           12/05/02            3,999,484
      United States Treasury Bill ..............................  3,600,000           0.000%           12/19/02            3,597,984
                                                                                                                          ----------

           Total U.S. Government Obligations (Cost $7,597,468) ................................................            7,597,468
                                                                                                                          ----------

Total Value of Investments (Cost $27,048,755 (b)) ........................................                98.28 %        $27,631,215
Other Assets Less Liabilities ............................................................                 1.72 %            484,361
                                                                                                         ------          -----------

      Net Assets .........................................................................               100.00 %        $28,115,576
                                                                                                         ======          ===========





                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2002
                                                             (Unaudited)


      (a) Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .....................................................................                $ 1,379,245
           Unrealized depreciation .....................................................................                   (796,785)
                                                                                                                        -----------

                      Net unrealized appreciation                                                                       $   582,460
                                                                                                                        ===========






































See accompanying notes to financial statements

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

                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $27,048,755) ........................................................                $ 27,631,215
      Cash ............................................................................................                     181,223
      Income receivable ...............................................................................                      39,407
      Receivable for fund shares sold .................................................................                     272,671
      Due from advisor (note 2) .......................................................................                          97
      Other assets ....................................................................................                      33,843
                                                                                                                       ------------

           Total assets ...............................................................................                  28,158,456
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      42,880
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 28,115,576
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 27,873,625
      Accumulated net realized loss on investments ....................................................                    (340,509)
      Net unrealized appreciation on investments ......................................................                     582,460
                                                                                                                       ------------
                                                                                                                       $ 28,115,576
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,074,417 / 383,128 shares) ..............................................................                $      10.63
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($10,842,997 / 1,019,706 shares) ...........................................................                $      10.63
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $10.63) ........................................                $      11.28
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($9,446,849 / 895,772 shares) ..............................................................                $      10.55
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($3,751,313 / 354,186 shares) ..............................................................                $      10.59
                                                                                                                       ============











See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2002
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $    38,668
           Dividends .....................................................................................                  110,741
                                                                                                                        -----------

               Total income ..............................................................................                  149,409
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   48,680
           Fund administration fees (note 2) .............................................................                   12,170
           Distribution and service fees - Investor Class Shares (note 3) ................................                    7,865
           Distribution and service fees - Class B Shares (note 3) .......................................                   33,465
           Distribution and service fees - Class C Shares (note 3) .......................................                   13,304
           Custody fees ..................................................................................                    4,210
           Registration and filing administration fees (note 2) ..........................................                   11,105
           Fund accounting fees (note 2) .................................................................                   27,000
           Audit fees ....................................................................................                    8,189
           Legal fees ....................................................................................                   15,815
           Securities pricing fees .......................................................................                    2,353
           Shareholder servicing fees ....................................................................                      974
           Shareholder recordkeeping fees ................................................................                   18,027
           Other accounting fees (note 2) ................................................................                    1,047
           Shareholder servicing expenses ................................................................                    3,968
           Registration and filing expenses ..............................................................                   19,444
           Printing expenses .............................................................................                    3,372
           Trustee fees and meeting expenses .............................................................                    1,911
           Other operating expenses ......................................................................                    2,255
                                                                                                                        -----------

               Total expenses ............................................................................                  235,154
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ......................................................                     (624)
                    Investment advisory fees waived (note 2) .............................................                   (9,452)
                                                                                                                        -----------

               Net expenses ..............................................................................                  225,078
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (75,669)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (106,640)
      Decrease in unrealized appreciation on investments .................................................                 (826,486)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................                 (933,126)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(1,008,795)
                                                                                                                        ===========



See accompanying notes to financial statements

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

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     November 30,          May 31,
                                                                                                       2002 (a)             2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................                 $   (75,669)       $   (55,987)
         Net realized loss from investment transactions ............................                    (106,640)          (233,249)
         (Decrease) increase in unrealized appreciation on investments .............                    (826,486)           972,562
                                                                                                     -----------        -----------
              Net (decrease) increase in net assets resulting from operations ......                  (1,008,795)           683,326
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Class Shares                           0            (30,682)
         Net realized gain from investment transactions - Investor Class Shares ....                           0            (15,741)
         Net realized gain from investment transactions - Class B Shares ...........                           0            (15,865)
         Net realized gain from investment transactions - Class C Shares ...........                           0            (10,533)
                                                                                                     -----------        -----------
              Decrease in net assets resulting from distributions ..................                           0            (72,821)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ......                  16,344,909          4,966,991
                                                                                                     -----------        -----------

                     Total increase in net assets ..................................                  15,336,114          5,577,496

NET ASSETS
     Beginning of period ...........................................................                  12,779,462          7,201,966
                                                                                                     -----------        -----------

     End of period .................................................................                 $28,115,576        $12,779,462
                                                                                                     ===========        ===========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                            Period ended                         Year ended
                                                                        November 30, 2002 (a)                   May 31, 2002
                                                                       Shares            Value           Shares              Value
                                                           -------------------------------------------------------------------------
--------------------------------------------------------
                 INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................                45,468      $    484,624           44,137      $    469,606
Shares issued for reinvestment of distributions ........                     0                 0            2,873            30,682
Shares redeemed ........................................                (2,503)          (26,350)             (10)             (106)
                                                                  ------------      ------------     ------------      ------------
     Net increase ......................................                42,965      $    458,274           47,000      $    500,182
                                                                  ============      ============     ============      ============
--------------------------------------------------------
                   INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................               835,729      $  8,835,140          179,059      $  1,939,701
Shares issued for reinvestment of distributions ........                     0                 0            1,412            15,119
Shares redeemed ........................................               (53,070)         (560,227)         (59,071)         (596,651)
                                                                  ------------      ------------     ------------      ------------
     Net increase ......................................               782,659      $  8,274,913          121,400      $  1,358,169
                                                                  ============      ============     ============      ============
--------------------------------------------------------
                      CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................               543,295      $  5,747,363          328,961      $  3,657,636
Shares issued for reinvestment of distributions ........                     0                 0              984            10,520
Shares redeemed ........................................               (21,997)         (235,097)        (120,721)       (1,289,873)
                                                                  ------------      ------------     ------------      ------------
     Net increase ......................................               521,298      $  5,512,266          209,224      $  2,378,283
                                                                  ============      ============     ============      ============
--------------------------------------------------------
                      CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................               223,027         2,370,899           81,920      $    907,685
Shares issued for reinvestment of distributions ........                     0                 0              971            10,423
Shares redeemed ........................................               (25,433)         (271,443)         (16,796)         (187,751)
                                                                  ------------      ------------     ------------      ------------
     Net increase ......................................               197,594      $  2,099,456           66,095      $    730,357
                                                                  ============      ============     ============      ============
--------------------------------------------------------
                       FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................             1,647,519      $ 17,438,026          634,077      $  6,974,628
Shares issued for reinvestment of distributions ........                     0                 0            6,240            66,744
Shares redeemed ........................................              (103,003)       (1,093,117)        (196,598)       (2,074,381)
                                                                  ------------      ------------     ------------      ------------
     Net increase ......................................             1,544,516      $ 16,344,909          443,719      $  4,966,991
                                                                  ============      ============     ============      ============



See accompanying notes to financial statements



                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                         Period ended   Year ended     Year ended     Year ended     Period ended
                                                          November 30,    May 31,        May 31,        May 31,        May 31,
                                                            2002 (a)       2002           2001           2000          1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................    $    11.54     $    10.80     $     9.90     $     9.91     $    10.00

      (Loss) income from investment operations
           Net investment (loss) income .............         (0.01)         (0.02)          0.17           0.18           0.04
           Net realized and unrealized (loss) gain
               on investments .......................         (0.90)          0.85           0.90          (0.01)         (0.09)
                                                         ----------     ----------     ----------     ----------     ----------

               Total from investment operations .....         (0.91)          0.83           1.07           0.17          (0.05)
                                                         ----------     ----------     ----------     ----------     ----------
      Distributions to shareholders from
           Net investment income ....................          0.00           0.00          (0.17)         (0.18)         (0.04)
           Net realized gain from investment transactions      0.00          (0.09)          0.00           0.00           0.00
                                                         ----------     ----------     ----------     ----------     ----------

               Total distributions ..................          0.00          (0.09)         (0.17)         (0.18)         (0.04)
                                                         ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ......................    $    10.63     $    11.54     $    10.80     $     9.90     $     9.91
                                                         ==========     ==========     ==========     ==========     ==========
Total return ........................................         (7.80)%         7.78 %        10.70 %         1.64 %        (0.45)%
                                                         ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period .....................    $4,074,417     $3,924,962     $3,164,763     $2,710,312     $  498,213
                                                         ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees ....        1.86 %(c)      3.19 %         3.30 %         5.05 %        23.94 %(c)
     After expense reimbursements and waived fees .....        1.75 %(c)      1.71 %         0.26 %         0.00 %         0.00 %(c)
Ratio of net investment (loss) income to average net assets
     Before expense reimbursements and waived fees ....       (0.33)%(c)     (1.65)%        (1.47)%        (2.87)%       (22.69)%(c)
     After expense reimbursements and waived fees .....       (0.22)%(c)     (0.17)%         1.57 %         2.18 %         1.26 %(c)

Portfolio turnover rate ...............................        3.30 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) Unaudited.

(b) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(c) Annualized.




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                    Period ended     Year ended      Year ended      Year ended     Period ended
                                                    November 30,       May 31,         May 31,         May 31,         May 31,
                                                      2002 (a)          2002            2001            2000           1999 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....          $     11.56     $     10.84     $      9.93     $      9.92     $     10.00

 (Loss) income from investment operations
      Net investment (loss) income .......                (0.01)          (0.04)           0.13            0.12            0.02
      Net realized and unrealized (loss) gain
          on investments .................                (0.92)           0.85            0.91            0.01           (0.08)
                                                    -----------     -----------     -----------     -----------     -----------
          Total from investment operations                (0.93)           0.81            1.04            0.13           (0.06)
                                                    -----------     -----------     -----------     -----------     -----------

 Distributions to shareholders from
      Net investment income ..............                 0.00            0.00           (0.13)          (0.12)          (0.02)
      Net realized gain from investment
         transactions .......                              0.00           (0.09)           0.00            0.00            0.00
                                                    -----------     -----------     -----------     -----------     -----------
               Total distributions .......                 0.00           (0.09)          (0.13)          (0.12)          (0.02)
                                                    -----------     -----------     -----------     -----------     -----------
Net asset value, end of period ...........          $     10.63     $     11.56     $     10.84     $      9.93     $      9.92
                                                    ===========     ===========     ===========     ===========     ===========
Total return (d) .........................                (8.04)%          7.57 %         10.41 %          1.36 %         (0.58)%
                                                    ===========     ===========     ===========     ===========     ===========
Ratios/supplemental data
      Net assets, end of period ..........          $10,842,997     $ 2,739,727     $ 1,253,515     $   656,212     $        99
                                                    ===========     ===========     ===========     ===========     ===========


Ratio of expenses to average net assets
  Before expense reimbursements and waived fees            2.12 %(c)       3.39 %          3.86 %          4.29 %         15.49 %(c)
  After expense reimbursements and waived fees             2.00 %(c)       1.96 %          0.68 %          0.25 %          0.00 %(c)
Ratio of net investment (loss) income to average net assets
  Before expense reimbursements and waived fees           (0.56)%(c)      (1.91)%         (1.97)%         (1.96)%        (14.68)%(c)
  After expense reimbursements and waived fees            (0.44)%(c)      (0.48)%          1.21 %          2.08 %          0.81 %(c)
Portfolio turnover rate .....................              3.30 %          6.78 %         15.46 %         41.69 %          7.04 %

(a) Unaudited.

(b) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(c) Annualized.

(d) Total return does not reflect payment of a sales charge.

                                                                                                                        (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                                      Period ended    Year ended     Year ended     Period ended
                                                                      November 30,      May 31,        May 31,         May 31,
                                                                        2002 (a)         2002           2001           2000 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................      $    11.50     $    10.87     $     9.97     $    10.20

      (Loss) income from investment operations
           Net investment (loss) income .........................           (0.05)         (0.07)          0.06           0.04
           Net realized and unrealized (loss) gain
               on investments ...................................           (0.90)          0.79           0.90          (0.23)
                                                                       ----------     ----------     ----------     ----------

               Total from investment operations .................           (0.95)          0.72           0.96          (0.19)
                                                                       ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income ................................            0.00           0.00          (0.06)         (0.04)
           Net realized gain from investment transactions .......            0.00          (0.09)          0.00           0.00
                                                                       ----------     ----------     ----------     ----------

               Total distributions ..............................            0.00          (0.09)         (0.06)         (0.04)
                                                                       ----------     ----------     ----------     ----------


Net asset value, end of period ..................................      $    10.55     $    11.50     $    10.87     $     9.97
                                                                       ==========     ==========     ==========     ==========

Total return (d) ................................................           (8.26)%         6.72 %         9.60 %        (1.85)%
                                                                       ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period .................................      $9,446,849     $4,307,197     $1,796,569     $1,168,374
                                                                       ==========     ==========     ==========     ==========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........            2.86 %(c)      4.14 %         4.33 %         4.09 %(c)
           After expense reimbursements and waived fees .........            2.75 %(c)      2.71 %         1.28 %         1.00 %(c)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........           (1.33)%(c)     (2.66)%        (2.50)%        (1.78)%(c)
           After expense reimbursements and waived fees .........           (1.22)%(c)     (1.23)%         0.56 %         1.31 %(c)

      Portfolio turnover rate ...................................            3.30 %         6.78 %        15.46 %        41.69 %

(a) Unaudited.

(b) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(c) Annualized.

(d) Total return does not reflect payment of a sales charge.




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                        Period ended    Year ended     Year ended     Period ended
                                                                        November 30,      May 31,        May 31,        May 31,
                                                                          2002 (a)         2002           2001          2000 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................       $    11.54     $    10.91     $     9.98     $    10.20

      (Loss) income from investment operations
           Net investment (loss) income .........................            (0.05)         (0.10)          0.03           0.03
           Net realized and unrealized (loss) gain
               on investments ...................................            (0.90)          0.82           0.93          (0.22)
                                                                        ----------     ----------     ----------     ----------
               Total from investment operations .................            (0.95)          0.72           0.96          (0.19)
                                                                        ----------     ----------     ----------     ----------
      Distributions to shareholders from
           Net investment income ................................             0.00           0.00          (0.03)         (0.03)
           Net realized gain from investment transactions .......             0.00          (0.09)          0.00           0.00
                                                                        ----------     ----------     ----------     ----------

               Total distributions ..............................             0.00          (0.09)         (0.03)         (0.03)
                                                                        ----------     ----------     ----------     ----------
Net asset value, end of period ..................................       $    10.59     $    11.54     $    10.91     $     9.98
                                                                        ==========     ==========     ==========     ==========

Total return (d) ................................................            (8.23)%         6.69 %         9.64 %        (1.86)%
                                                                        ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period .................................       $3,751,313     $1,807,576     $  987,119     $  173,395
                                                                        ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........             2.86 %(c)      4.18 %         4.44 %         4.07 %(c)
           After expense reimbursements and waived fees .........             2.75 %(c)      2.71 %         1.41 %         1.00 %(c)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........            (1.32)%(c)     (2.66)%        (2.62)%        (1.77)%(c)
           After expense reimbursements and waived fees .........            (1.21)%(c)     (1.19)%         0.40 %         1.30 %(c)

      Portfolio turnover rate ...................................             3.30 %         6.78 %        15.46 %        41.69 %

(a) Unaudited.

(b) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(c) Annualized.

(d) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended investment management company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $174,661, which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002
                                   (Unaudited)


     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Atlanta Investment Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.75% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $9,452 ($0.01 per share) and reimbursed $624 of the operating expenses incurred by the Fund for the period ended November 30, 2002.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended November 30, 2002, there were no sales charges retained by the Distributor.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002
                                   (Unaudited)


     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $7,865, $33,465, and $13,304, in distribution and service fees under the Plan with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the period ended November 30, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $10,797,013 and $540,720, respectively, for the period ended November 30, 2002.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust


























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.